RELATED PARTIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Related party, expenses	$ 1,600,000
Related party balance	686,476
Cory Rosenberg [Member]
Related Party Transaction [Line Items]
Advertising expenses	643,407
Andrew Roda [Member]
Related Party Transaction [Line Items]
Advertising expenses	29,435
Employee [Member]
Related Party Transaction [Line Items]
Business expenses	1,278
Darcy Campbell [Member]
Related Party Transaction [Line Items]
Business expenses	$ 12,356